Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of dilutive weighted average shares
	Three months ended		Six months ended
	January 31,		January 31,
(in thousands, except per share data)	2023	2022	2023	2022
NUMERATOR:
NET INCOME (LOSS)	220	(11,047)	(4,768)	(8,628)
DENOMINATOR:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC	148,702,169	139,203,973	145,880,177	138,963,449
	$0.00	$(0.08)	$(0.03)	$(0.06)

	Three months ended		Six months ended
	January 31,		January 31,
(in thousands, except per share data)	2023	2022	2023	2022
NUMERATOR:
NET INCOME (LOSS)	$220	$(11,047)	$(4,768)	$(8,628)
Less: adjustments to net income	(3,482)	-	-	-
NET INCOME (LOSS) - DILUTED SHARES OUTSTANDING CALCULATION	$(3,262)	$(11,047)	$(4,768)	$(8,628)
DENOMINATOR:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC	148,702,169	139,203,973	145,880,177	138,963,449
Warrants and Options to purchase common stock	114,026,672	-	-	-
Convertible Debt	-	-	-	-
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - DILUTED	262,728,841	139,203,973	145,880,177	138,963,449
LOSS PER COMMON SHARE - DILUTED	$(0.01)	$(0.08)	$(0.03)	$(0.06)

	Year Ended December 31, 2022		For the Period from February 18, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$2,218,971	$3,721,324	$3,917,196	$1,989,018
Denominator:
Basic and diluted weighted average shares outstanding	1,885,752	3,162,500	5,010,118	2,543,967
Basic and diluted net income per common stock	$1.18	$1.18	$0.78	$0.78

Schedule of basic and diluted net loss per share
	Three months ended January 31,		Six months ended January 31,
	2023	2022	2023	2022

Convertible Preferred Shares	61,078,654	56,645,216	61,078,654	56,645,216
Convertible Debt	77,735,744	26,653,354	77,735,744	26,653,354
Total	138,814,398	83,298,570	138,814,398	83,298,570

Schedule of disaggregated revenue
	For the Three Months Ended January 31,		For the Six Months Ended January 31,
	2023	2022	2023	2022

Cloud software and service revenue	$7,840	$3,966	$15,917	$7,669
Product revenue	101	53	154	127
Total operating revenues	$7,941	$4,019	$16,071	$7,796

Schedule of derivative financial instruments measured at fair value
		Fair value measurements at reporting date using.
		Quoted prices in active markets for identical liabilities	Significant other observable inputs	Significant unobservable inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Derivative liability at July 31, 2022	$10,587,717	-	-	$10,587,717

Derivative liability at January 31, 2023	$9,879,046	-	-	$9,879,046

Schedule of derivatives using the Black-Scholes option pricing model
Expected dividend yield	0.00%
Expected stock price volatility	63.32% - 250.19%
Risk-free interest rate	0.03% - 2.98%
Expected term	0.05 - 9.50 years

Expected dividend yield	0.00%
Expected stock price volatility	66.27% - 200.44%
Risk-free interest rate	3.52% - 4.70%
Expected term	0.08 - 7.80 years

Schedule of derivative financial instruments measured at fair value
Balance at July 31, 2022	$10,587,717
Derivative from new convertible promissory notes recorded as debt discount	63,805
Derivative gain	(772,476)
Balance at January 31, 2023	$9,879,046